Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Long-term debt gross	$ 1,093,836	$ 1,251,253
Bank overdrafts	11,488	8,623
Total finance lease liability	33,184	29,885
Unamortized debt discounts and debt issuance costs	(14,395)	(17,874)
Long-term debt	1,079,441	1,233,379
Current maturities, net of unamortized debt discounts and debt issuance costs	(222,940)	(97,435)
Bank overdrafts	(11,488)	(8,623)
Long-term debt, net	$ 845,013	$ 1,127,321
Weighted-average discount rate of finance leases	4.20%	3.70%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Long-term debt gross	$ 89,750	$ 183,909
Line of Credit | Bank overdrafts
Debt Instrument [Line Items]
Long-term debt gross	$ 38,770	$ 73,999
Weighted average interest rate	6.50%	4.80%
Loans Payable | Term Loan A and Term Loan B
Debt Instrument [Line Items]
Long-term debt gross	$ 810,975	$ 823,875
Loans Payable | Vessel financing loans
Debt Instrument [Line Items]
Long-term debt gross	74,774	89,479
Loans Payable | Other long-term financing arrangements
Debt Instrument [Line Items]
Long-term debt gross	$ 34,895	$ 41,483